Intangible assets, net (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 831,095	¥ 5,886,401	¥ 26,355,000
Less: accumulated amortization	(831,095)	(5,886,401)	(19,638,750)
Total			6,716,250
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	831,095	5,886,401	17,400,000
Software Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal			¥ 8,955,000